Deferred Charges	12 Months Ended
Dec. 31, 2015
Deferred Charges [Abstract]
Deferred Charges

6.Deferred Charges

Deferred charges, consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $15,290 and $13,830, at December 31, 2015 and 2014, respectively, and loan fees, net of accumulated amortization, amounted to $7,531 and $6,360 at December 31, 2015 and 2014, respectively. Amortization of deferred dry-docking costs is included in Depreciation and amortization in the accompanying Consolidated Statements of Comprehensive income/(loss), while amortization of loan fees is included in Interest and finance costs, net (Note 8).